Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Raw materials	$ 2,131	13,221	16,322
Work-in-progress	302	1,873	3,436
Finished goods	2,326	14,429	24,114
Consumables and spare parts	100	622	693
Allowance for obsolescence	(985)	(6,111)	(6,111)
Total inventories	$ 3,874	24,034	38,454